Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Trade and other non-current receivables [abstract]
Fair value of derivatives	£ 14.4	£ 9.6
Prepayments and other debtors	163.1	146.6
Trade and other receivables	£ 177.5	£ 156.2